Note 2 - Reverse Merger (Tables)	9 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase Price Allocation of Wolf Energy Services, Inc. (formerly Enviro Technologies U.S., Inc.)

Current assets	$124,760
Fixed assets	6,912
Right of use assets	128,755
Other non-current assets	10,000
Notes payable	(436,471)
Lease liabilities	(128,755)
Accounts payable and accrued expenses	(1,034,594)
Goodwill	3,613,144

Purchase price	$2,283,751

Business Acquisition, Pro Forma Information [Table Text Block]
	Historical
	Wolf	Banner	Other	Other
	Energy	Midstream	Transaction	Transaction
ASSETS	Services Inc.	Corp.	Adjustments	Adjustments	Pro Forma
			(1)	(2)

CURRENT ASSETS
Cash	$10,879	$99,452	$-	$(10,879)	$99,452
Accounts receivable	6,397	164,388	-	(6,397)	164,388
Prepaid expenses and other current assets	2,679	382,373	-	(2,679)	382,373
Inventory	114,614	-	-	(114,614)	-
Current assets held for sale	-	-	-	-	-
Total current assets	134,569	646,213	-	(134,569)	646,213

NON-CURRENT ASSETS

Property and equipment, net	7,119	2,506,738	-	(7,119)	2,506,738
Intangible assets, net	-	1,716,331	-	-	1,716,331
Right of use asset - financing leases	-	301,126	-	-	301,126
Right of use asset - operating leases	141,388	64,094	-	(141,388)	64,094
Other assets	10,143	-	-	(10,143)	-
Goodwill	-	4,900,873	-	-	4,900,873
Non-current assets held for sale	-	-	-	-	-
Total non-current assets	158,650	9,489,162	-	(158,650)	9,489,162

TOTAL ASSETS	$293,219	$10,135,375	$-	$(293,219)	$10,135,375

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable and accrued expenses	$358,859	$373,697	$-	$(358,859)	$373,697
Accrued expenses - related party	840,565	1,116,698	-	(840,565)	1,116,698
Current portion of lease liability - financing leases	-	145,174	-	-	145,174
Current portion of lease liability - operating leases	51,835	45,004	-	(51,835)	45,004
Current portion of long-term debt	-	572,644	-	-	572,644
Due to Ecoark Holdings	-	-	-	-	-
Loans payable, current portion	114,155	-	-	(114,155)	-
Loans payable - related parties	53,000	-	-	(53,000)	-
Current liabilities held for sale	-	-	-	-	-
Total current liabilities	1,418,414	2,253,217	-	(1,418,414)	2,253,217

NON-CURRENT LIABILITIES
Long-term debt, net of current portion	-	67,511	-	-	67,511
Loan payable, net of current portion	147,816	-	-	(147,816)	-
Lease liability - financing leases, net of current portion	-	149,884	-	-	149,884
Lease liability - operating leases, net of current portion	89,553	22,519	-	(89,553)	22,519
Non-current liabilities held for sale	-	-	-	-	-
	237,369	239,914	-	(237,369)	239,914

Total liabilities	1,655,783	2,493,131	-	(1,655,783)	2,493,131

STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock, $0.001 par value	-	-	-	-	-
Common stock, $0.001 par value	22,288	2,228	27,472	-	51,988
Additional paid-in capital	15,373,836	10,398,789	(16,786,160)	1,362,564	10,349,029
Accumulated deficit	(16,758,688)	(2,758,773)	16,758,688	-	(2,758,773)
Total stockholders’ equity (deficit)	(1,362,564)	7,642,244	-	1,362,564	7,642,244

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$293,219	$10,135,375	$-	$(293,219)	$10,135,375